Expenses by Nature - Summary of Expenses by Nature (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Expenses by nature [abstract]
Employee compensation	₨ 272,223	₨ 268,081	₨ 245,534
Sub-contracting/ technical fees	84,437	82,747	67,769
Cost of hardware and software	18,985	27,216	30,096
Travel	17,399	20,147	23,507
Facility expenses	21,044	19,297	16,480
Depreciation, amortization and impairment	21,124	23,107	14,965
Communication	5,353	5,370	4,825
Legal and professional fees	4,690	4,957	4,214
Rates, taxes and insurance	2,400	2,261	2,526
Marketing and brand building	3,140	2,936	2,292
Lifetime expected credit loss and provision for deferred contract cost	6,565	2,427	2,004
Miscellaneous expenses	4,705	5,836	5,235
Total cost of revenues, selling and marketing expenses and general and administrative expenses	₨ 462,065	₨ 464,382	₨ 419,447